DESCRIPTION OF BUSINESS AND ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF CONSOLIDATED FINANCIAL STATEMENTS

	As of December 31,
	2023	2024
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	114,307	47,309
Short-term investments	120,641	—
Accounts receivable	12,115	16,893
Prepayments and other current assets	50,143	45,893
Amounts due from inter-companies	75,208	160,413
Total current assets	372,414	270,508
Non-current assets
Long term investment	—	51,090
Property and equipment, net	4,662	2,814
Operating lease right-of-use assets	59,140	44,164
Other non-current assets	4,593	4,600
Total non-current assets	68,395	102,668
Total assets	440,809	373,176
LIABILITIES
Current liabilities
Accounts payable	76,972	108,553
Deferred revenue	51,945	56,768
Amounts due to inter-companies	564,849	457,895
Operating lease liabilities, current	12,055	12,770
Accrued expenses and other current liabilities	61,542	30,035
Total current liabilities	767,363	666,021
Non-current liabilities
Operating lease liabilities, non-current	45,040	29,395
Total non-current liabilities	45,040	29,395
Total liabilities	812,403	695,416

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Total revenues	3,879,725	1,097,261	1,033,333
Net income	14,392	101,738	38,093
Net cash provided by (used in) operating activities	112,203	(79,526)	(54,081)
Net cash provided by (used in) investing activities	(57,835)	(68,853)	59,755
Net cash provided by (used in) financing activities	—	101,641	(72,672)
Net increase (decrease) in cash and cash equivalents	54,368	(46,738)	(66,998)
Cash and cash equivalents at the beginning of the year	106,677	161,045	114,307
Cash and cash equivalents at the end of the year	161,045	114,307	47,309